Schedule of inventories (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Allowance for valuation loss		$ (18,915,508)
Merchandise Inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	$ 1,047,691	1,063,645
Allowance for valuation loss	(33,446)	(33,277)
Book value	1,014,245	1,030,368
Merchandise Inventory [member] | Raw materials inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	498,278	522,432
Allowance for valuation loss	(6,646)	(6,747)
Book value	491,632	515,685
Merchandise Inventory [member] | Work in progress inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	36,467	19,491
Allowance for valuation loss	(195)	(14)
Book value	36,272	19,477
Merchandise Inventory [member] | Finished goods inventory [member]
IfrsStatementLineItems [Line Items]
Inventory Cost	512,946	521,722
Allowance for valuation loss	(26,605)	(26,516)
Book value	$ 486,341	$ 495,206